Filed with the Securities and Exchange Commission on March 2, 2016

1933 Act Registration File No.  333-191807
1940 Act File No. 811- 22899
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[		]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	5	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[		]
Amendment No.	7	[	X	]

(Check appropriate box or boxes.)

CG FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

733 Third Avenue, 24th Floor
 New York, NY 10017

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 704-705-1860

Robert P. Morse, President and Principal Executive Officer
CG Funds Trust
733 Third Avenue, 24th Floor New York, NY 10017
(Name and Address of Agent for Service)

Copy to:
Peter D. Fetzer, Esq. Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On [ ] pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on [ ] pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: This Post-Effective Amendment (“PEA”) No. 5 to the Trust’s Registration Statement hereby incorporates Parts A and B from the Trust’s PEA No. 4 on Form N-1A filed on February 25, 2016. This PEA No. 5 is filed for the sole purpose of adding the following exhibit to the filing:

Expense Limitation Agreement between the Trust and Wall Street Management Corporation

CG FUNDS TRUST (the “Trust”)
PART C

OTHER INFORMATION
Item 28.  Exhibits

(a)	(i)
Amended and Restated Declaration of Trust – previously filed with the Trust’s Post-Effective Amendment No. 2 to its Registration Statement on February 26, 2015, and is incorporated herein by reference.

	(ii)	Certificate of Trust – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(iii)
Certificate of Amendment to the Certificate of Trust – previously filed with the Trust’s Post-Effective Amendment No. 2 to its Registration Statement on February 26, 2015, and is incorporated herein by reference.

(b)		Amended and Restated Bylaws – previously filed with the Trust’s Post-Effective Amendment No. 2 to its Registration Statement on February 26, 2015, and is incorporated herein by reference.

(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Declaration of Trust and Amended and Restated Bylaws.

(d)	(i)
Investment Advisory Agreement between the Trust and Wall Street Management Corporation – previously filed with the Trust’s Pre-Effective Amendment No. 4 to its Registration Statement on February 25, 2016, and is incorporated herein by reference.

	(ii)	Expense Limitation Agreement between the Trust and Wall Street Management Corporation – filed herewith.

(e)
Distribution Agreement among the Trust, on behalf of the CG Core Balanced Fund, Quasar Distributors, LLC, and Wall Street Management Corporation – previously filed with the Trust’s Pre-Effective Amendment No. 4 to its Registration Statement on February 25, 2016, and is incorporated herein by reference.

(f)		Bonus or Profit Sharing Contracts – not applicable

(g)	(i)
Custodian Agreement between the Trust and U.S. Bank, National Association – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(ii)
First Amendment to the Custodian Agreement – previously filed with the Trust’s Post-Effective Amendment No. 2 to its Registration Statement on February 26, 2015, and is incorporated herein by reference.

(h)	(i)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”) – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(ii)
First Amendment to the Fund Administration Servicing Agreement – previously filed with the Trust’s post-Effective Amendment No. 2 to its Registration Statement on February 26, 2015, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement between the Trust and USBFS – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(iv)
First Amendment to the Fund Accounting Servicing Agreement – previously filed with the Trust’s Post-Effective Amendment No. 2 to its Registration Statement on February 26, 2015, and is incorporated herein by reference.

(v)
Transfer Agent Agreement between the Trust and USBFS – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(vi)
First Amendment to the Transfer Agent Agreement – previously filed with the Trust’s Post-Effective Amendment No. 2 to its Registration Statement on February 26, 2015, and is incorporated herein by reference.

(vii)
Power of Attorney signed by Amb. Kurt D. Volker – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(viii)
Power of Attorney signed by Harlan K. Ullman, Ph.D. – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(ix)
Power of Attorney signed by James L. Farrell, Ph. D. – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(x)
Power of Attorney signed by Robert P. Morse – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(xi)
Power of Attorney signed by Michael R. Linburn – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

	(xii)	Power of Attorney signed by Jian H. Wang – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(xiii)
Management Services Agreement between Wall Street Management Corporation and CG Asset Management LLC – previously filed with the Trust’s Pre-Effective Amendment No. 4 to its Registration Statement on February 25, 2016, and is incorporated herein by reference.

(i)	(i)	Opinion and Consent of Counsel – previously filed with the Trust’s Pre-Effective Amendment No. 2 to its Registration Statement on December 31, 2013, and is incorporated herein by reference.

(j)	(i)
Consent of Independent Registered Public Accounting Firm – previously filed with the Trust’s Pre-Effective Amendment No. 4 to its Registration Statement on February 25, 2016, and is incorporated herein by reference.

(k)		Omitted Financial Statements – not applicable

(l)		Initial Capital Agreements – not applicable

(m)	(i)	Rule 12b-1 Plan. (Investor Class Shares) – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(n)	(i)	Rule 18f-3 Plan – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

(o)		Reserved

(p)	(i)	Code of Ethics for the Trust – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

	(ii)	Code of Ethics for the Distributor – previously filed with the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on December 23, 2013, and is incorporated herein by reference.

	(iii)	Code of Ethics for the Adviser – previously filed with the Trust’s Pre-Effective Amendment No. 2 to its Registration Statement on December 31, 2013, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article 8 of the Registrant’s Declaration of Trust, and Paragraph 7 of the Distribution Agreement.  With respect to the Registrant, the general effect of these provisions is to indemnify any Trustee who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the Distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Fund’s Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

 Item 31.  Business and Other Connections of Investment Adviser

With respect to the Adviser, the response to this Item will be incorporated by reference to the Uniform Applications for Investment Adviser Registration (“Form ADV”) for the Adviser, on file with the SEC.  The Form ADV for each of the Adviser may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Stone Ridge Trust
FundX Investment Trust	Stone Ridge Trust II
Glenmede Fund, Inc.	Stone Ridge Trust III
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	Trust for Advised Portfolios

Harding Loevner Funds, Inc.	USA Mutuals
Hennessy Funds Trust	Wall Street Fund, Inc.
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer, Board Member	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None
(1)            This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)            This individual is located at 10 West Market Street, Indianapolis, Indiana, 46204.
(3)            This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Records Relating to:	Are located at:
Registrant’s Investment Adviser	Wall Street Management Corporation 805 Third Avenue, Suite 1120 New York, NY 10022

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on March 2, 2016.

CG Funds Trust By: /s/Robert P. Morse, Robert P. Morse, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the 2nd day of March, 2016.

Signature	Title

/s/Robert P. Morse*	Chairman, President and Principal Executive Officer and Trustee
Robert P. Morse

/s/Michael R. Linburn* Michael R. Linburn	Executive Vice President, Chief Compliance Officer, and Secretary

/s/James L. Farrell, Ph.D.* James L. Farrell, Ph.D.	Trustee

/s/Harlan K. Ullman, Ph.D.* Harlan K. Ullman, Ph.D.	Trustee

/s/Amb. Kurt D. Volker* Amb. Kurt D. Volker	Trustee

/s/Jian H. Wang* Jian H. Wang	Treasurer, Chief Financial Officer

*By: /s/Robert P. Morse Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS

Exhibit Number	Description

(d)(ii)	Operating Expense Limitation Agreement between the Trust and Wall Street Management Corporation